26 Accounts Payable Related to Concessions (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable Related To Concessions [Abstract]
Schedule of concession charges for use of public property
	Company	Grant	Signature	Closing	Discount Rate	Annual Adjustment	12.31.2019	12.31.2018
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	07.2042	5.65% p.y.	IPCA	16,890	16,709
HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	24,353	23,864
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	7,588	7,412
HPP Derivação Rio Jordão	Copel GeT	07.11.2013	02.24.2014	02.2019	7.74% p.y.	IPCA	-	47
HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	10.2036	11.00% p.y.	IGPM	563,756	536,131
							612,587	584,163
						Current	73,032	67,858
						Noncurrent	539,555	516,305

Schedule of changes in accounts payable related to concessions

26.1    Changes in accounts payable related to concessions

Balance as of January 1, 2018	554,954
Additions	302
Adjust to present value	(114)
Monetary variations	93,386
Payments	(64,365)
Balance as of December 31, 2018	584,163
Adjust to present value	(668)
Monetary variations	99,661
Payments	(70,569)
Balance as of December 31, 2019	612,587

Schedule of nominal and present value of accounts payable related to concessions

Nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2020	71,471	73,032
2021	71,471	64,387
2022	71,471	58,128
2023	71,471	52,482
After 2023	1,024,054	364,558
	1,309,938	612,587